Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 3,407,567	$ 522,230	¥ 3,200,645	¥ 2,863,531
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	158,229	24,250	106,941	90,270
Amortization of intangible assets	12,045	1,846	11,662	11,623
Non-cash lease expense	108,904	16,690	122,427
Loss/(gain) on disposal of property and equipment	(249)	(38)	83	789
Provision for doubtful accounts	95,683	14,664	36,676	2,215
(Earnings)/loss from equity method investments	1,246	191	(685)	(24,702)
Fair value change of short-term investments	9,042	1,386	20,662	(29,730)
Fair value change of other current and non-current assets	15,658	2,400	5,442	11,017
Interest income of convertible bond	(77,720)	(11,911)	(70,889)	(36,172)
Share-based compensation	211,206	32,369	204,008	202,325
Deferred income taxes	(22,427)	(3,437)	144,963	102,111
Changes in operating assets and liabilities:
Accounts receivable	(39,910)	(6,116)	(479,538)	(904,313)
Amounts due from related parties, current	(17,802)	(2,728)	4,546	(9,545)
Prepaid expenses and other current assets	(217,720)	(33,367)	(50,995)	(62,813)
Amounts due from related parties, non-current	(13,654)	(2,093)	(2,468)	8,915
Other non-current assets	(252,877)	(38,755)	(186,591)	(3,580)
Accrued expenses and other payables	(158,270)	(24,257)	(22,630)	807,333
Advance from customers	31,599	4,843	20,619	4,563
Deferred revenue	(55,286)	(8,473)	(139,773)	101,241
Income tax payable	39,688	6,083	(73,721)	(25,169)
Amounts due to related parties	43,508	6,668	16,519	9,583
Other liabilities	47,171	7,230	21,466	(8,054)
Net cash generated from operating activities	3,325,631	509,675	2,889,369	3,111,438
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(263,892)	(40,443)	(204,113)	(113,796)
Proceeds from disposal of property and equipment	388	59	621	665
Purchase of intangible assets	(573)	(88)		(104)
Cash consideration paid for the acquisition, net of cash acquired	(639,760)	(98,048)
Purchase of convertible bond				(643,496)
Proceeds from disposal of long-term investments				51,500
Purchase of short-term investments	(40,050,012)	(6,137,933)	(42,660,267)	(54,532,940)
Maturity of short-term investments	37,968,391	5,818,911	41,695,492	51,936,932
Net cash used in investing activities	(2,985,458)	(457,542)	(1,168,267)	(3,301,239)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	104,154	15,963	68,676	51,811
Payment of dividends	(651,121)	(99,788)		(595,779)
Net cash (used in)/generated from financing activities	(546,967)	(83,825)	68,676	(543,968)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(17,556)	(2,690)	(13,250)	39,151
Net (decrease)/increase in cash and cash equivalents and restricted cash	(224,350)	(34,382)	1,776,528	(694,618)
Cash and cash equivalents and restricted cash at beginning of year	1,993,498	305,516	216,970	911,588
Cash and cash equivalents and restricted cash at end of year	1,769,148	271,134	1,993,498	216,970
Supplemental disclosures of cash flow information:
Income taxes paid	563,415	86,347	430,308	362,835
Purchase of fixed assets included in accrued expenses and other payables	34,061	5,220	20,382	¥ 27,132
Cash paid for amounts included in the measurement of operating lease liabilities	135,773	20,808	132,096
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	¥ 217,668	$ 33,359	¥ 54,315